Financial Risk Management - Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Strengthening | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (9,298,955)	€ (8,819,351)	€ 13,753
Strengthening | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(187,657)	(240,989)	(71,379)
Strengthening | SEK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	(263,960)	(66,364)
Weakening | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	11,365,389	10,779,207	(16,810)
Weakening | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	229,359	294,542	€ 87,242
Weakening | SEK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 322,618	€ 81,112